Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

20. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	10,482	3,514,736	538,657
Amounts due from subsidiaries of the Group	2,252	2,894	444
Total current assets	12,734	3,517,630	539,101
Non-current assets
Investment in subsidiaries	3,239,690	6,318,785	968,397
Total non-current assets	3,239,690	6,318,785	968,397
Total assets	3,252,424	9,836,415	1,507,498
LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities
Amounts due to related parties	15,251	36,978	5,667
Accrued expenses and other payables	—	28,410	4,356
Total current liabilities	15,251	65,388	10,023
Non-current liabilities:
Other non-current liabilities	—	31,559	4,837
Total non-current liabilities	—	31,559	4,837
Total liabilities	15,251	96,947	14,860
Shareholders’ equity
Ordinary shares (par value of US$0.00001 per share, 5,000,000,000 shares authorized; 566,716,480 shares issued and outstanding as of December 31, 2019; 4,500,000,000 Class A ordinary shares authorized, 344,577,783 Class A ordinary shares issued and outstanding, 500,000,000 Class B ordinary shares authorized, 380,214,434 Class B ordinary shares issued and outstanding as of December 31, 2020)	34	46	7
Additional paid-in capital	3,512,291	10,510,516	1,610,807
Statutory reserve	13,908	82,792	12,688
Accumulated other comprehensive income (loss)	40,011	(172,586)	(26,450)
Accumulated deficit	(329,071)	(681,300)	(104,414)
Total shareholders’ equity	3,237,173	9,739,468	1,492,638
Total liabilities and shareholders’ equity	3,252,424	9,836,415	1,507,498

20. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Comprehensive Loss

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	—	(33,523)	(53,945)	(8,267)
Total operating expenses	—	(33,523)	(53,945)	(8,267)
Operating loss	—	(33,523)	(53,945)	(8,267)
Interest income	—	—	1,854	284
Interest expense	—	47	—	—
Share of losses of subsidiaries and the VIEs	(138,161)	(140,967)	(232,287)	(35,600)
Foreign currency exchange loss	—	—	(1,193)	(183)
Others, net	—	—	2,226	341
Net loss attributable to ordinary shareholders	(138,161)	(174,443)	(283,345)	(43,425)
Other comprehensive income (foreign currency translation adjustments), net of tax of nil:	18,032	21,967	(212,597)	(32,582)
Comprehensive loss	(120,129)	(152,476)	(495,942)	(76,007)

20. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(26,093)	(22,553)	(3,456)
Net cash used in investing activities	—	(601,174)	(2,893,144)	(443,394)
Net cash generated from financing activities	—	637,792	6,683,039	1,024,221
Effect of exchange rate changes on cash and cash equivalents	—	(43)	(263,088)	(40,320)
Net increase in cash and cash equivalents	—	10,482	3,504,254	537,051
Cash and cash equivalents at beginning of the year	—	—	10,482	1,606
Cash and cash equivalents at end of the year	—	10,482	3,514,736	538,657

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and the VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheet as “investments in subsidiaries” and the subsidiaries’ and the VIEs’ losses as “share of losses of subsidiaries and the VIEs” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company adjusted the carrying amount of “investments in subsidiaries” for its share of the subsidiaries’ and the VIEs’ cumulative losses until the investment balance reaches zero and did not provide for additional losses unless the Company has guaranteed obligations of the subsidiaries’ and the VIEs’ or is otherwise committed to provide further financial support.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.